Restatement (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,768,221)	$ (2,601,407)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	2,083	1,462
Change in fair market value of derivative liabilities	26,048	20,076
Amortization of debt discount	749,162	175,707
Stock based compensation, related parties	25,030	1,529,182
Stock based compensation	85,360	319,986
Decrease (increase) in assets:
Prepaid expenses	(2,264)	284
Increase (decrease) in liabilities:
Accounts payable	32,475	40,774
Accounts payable, related parties	11,586	29,369
Accrued interest	65,860	21,172
Accrued interest, related parties	2,400	1,170
Net cash used in operating activities	(483,622)	(462,225)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of warrants, related party	2,200	40
Proceeds of convertible notes payable	417,500	365,000
Proceeds of notes payable, related parties		30,000
Net cash provided by financing activities	474,181	395,040
NET CHANGE IN CASH	(12,977)	(67,185)
CASH AT BEGINNING OF PERIOD	35,414	102,599
CASH AT END OF PERIOD	22,437	35,414
SUPPLEMENTAL INFORMATION:
Interest paid	13,539
Income taxes paid
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Discount on beneficial conversion feature on convertible note		167,011
Value of debt discounts	571,183	130,000
Value of shares issued for conversion of debt	$ 737,716	227,388
As Originally Reported [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss		(2,582,171)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation		1,462
Change in fair market value of derivative liabilities
Amortization of debt discount		176,547
Stock based compensation, related parties		1,529,182
Stock based compensation		319,986
Decrease (increase) in assets:
Prepaid expenses		284
Increase (decrease) in liabilities:
Accounts payable		40,774
Accounts payable, related parties		29,369
Accrued interest		21,172
Accrued interest, related parties		1,170
Net cash used in operating activities		(462,225)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of warrants, related party		40
Proceeds of convertible notes payable		365,000
Proceeds of notes payable, related parties		30,000
Net cash provided by financing activities		395,040
NET CHANGE IN CASH		(67,185)
CASH AT BEGINNING OF PERIOD		102,599
CASH AT END OF PERIOD		35,414
SUPPLEMENTAL INFORMATION:
Interest paid
Income taxes paid
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Discount on beneficial conversion feature on convertible note		297,011
Value of debt discounts
Value of shares issued for conversion of debt		227,388
Adjustment [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss		(19,236)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation
Change in fair market value of derivative liabilities		20,076
Amortization of debt discount		(840)
Stock based compensation, related parties
Stock based compensation
Decrease (increase) in assets:
Prepaid expenses
Increase (decrease) in liabilities:
Accounts payable
Accounts payable, related parties
Accrued interest
Accrued interest, related parties
Net cash used in operating activities
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of warrants, related party
Proceeds of convertible notes payable
Proceeds of notes payable, related parties
Net cash provided by financing activities
NET CHANGE IN CASH
CASH AT BEGINNING OF PERIOD
CASH AT END OF PERIOD
SUPPLEMENTAL INFORMATION:
Interest paid
Income taxes paid
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Discount on beneficial conversion feature on convertible note		(130,000)
Value of debt discounts		130,000
Value of shares issued for conversion of debt
As Restated [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss		(2,601,407)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation		1,462
Change in fair market value of derivative liabilities		20,076
Amortization of debt discount		175,707
Stock based compensation, related parties		1,529,182
Stock based compensation		319,986
Decrease (increase) in assets:
Prepaid expenses		284
Increase (decrease) in liabilities:
Accounts payable		40,774
Accounts payable, related parties		29,369
Accrued interest		21,172
Accrued interest, related parties		1,170
Net cash used in operating activities		(462,225)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of warrants, related party		40
Proceeds of convertible notes payable		365,000
Proceeds of notes payable, related parties		30,000
Net cash provided by financing activities		395,040
NET CHANGE IN CASH		(67,185)
CASH AT BEGINNING OF PERIOD		102,599
CASH AT END OF PERIOD		35,414
SUPPLEMENTAL INFORMATION:
Interest paid
Income taxes paid
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Discount on beneficial conversion feature on convertible note		167,011
Value of debt discounts		130,000
Value of shares issued for conversion of debt		$ 227,388